Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jan. 19, 2012 President and CEO employment agreement
Subsequent Event [Line Items]
Automatic renewal term		1 year
Written notice of termination Period		60 days
Employment agreement expires		Sep. 01, 2014
Company's President and CEO annual base salary		$ 470,000
Option granted	670,000	200,000
Award vesting rights description		Per the employment agreement, Mr. Auerbach was granted an option to purchase 200,000 shares of Company common stock, which will vest as to 1/3 of the shares underlying the option on January 19, 2013, and as to 1/36 of the shares underlying the option on each monthly anniversary thereafter, subject to Mr. Auerbach's continued employment through the vesting dates.